Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
September 30, 2024
VIPF2065-NPRT3-1124
1.9893092.105
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,308	77,929
Fidelity International Bond Index Fund (a)	142	1,334
Fidelity Long-Term Treasury Bond Index Fund (a)	35,169	356,617
VIP High Income Portfolio - Initial Class (a)	3,615	18,002
TOTAL BOND FUNDS (Cost $447,781)		453,882

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	9,478	595,305
VIP Equity-Income Portfolio - Initial Class (a)	16,422	480,990
VIP Growth & Income Portfolio - Initial Class (a)	20,357	662,414
VIP Growth Portfolio - Initial Class (a)	8,418	986,426
VIP Mid Cap Portfolio - Initial Class (a)	3,591	151,666
VIP Value Portfolio - Initial Class (a)	16,000	336,312
VIP Value Strategies Portfolio - Initial Class (a)	9,180	166,442
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,774,047)		3,379,555

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	73,418	928,003
VIP Overseas Portfolio - Initial Class (a)	64,298	1,900,007
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,471,025)		2,828,010

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,692,853)	6,661,447
NET OTHER ASSETS (LIABILITIES) - 0.0%	(506)
NET ASSETS - 100.0%	6,660,941

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	72,290	61,157	58,000	850	(3,040)	5,522	77,929
Fidelity International Bond Index Fund	18,554	8,115	25,327	129	(362)	354	1,334
Fidelity Long-Term Treasury Bond Index Fund	206,494	284,409	141,354	6,978	(14,267)	21,335	356,617
VIP Contrafund Portfolio - Initial Class	287,608	376,824	158,880	1,173	11,513	78,240	595,305
VIP Emerging Markets Portfolio - Initial Class	438,412	610,110	248,406	388	12,028	115,859	928,003
VIP Equity-Income Portfolio - Initial Class	233,214	321,605	132,776	1,334	6,961	51,986	480,990
VIP Government Money Market Portfolio - Initial Class	-	7,794	7,794	33	-	-	-
VIP Growth & Income Portfolio - Initial Class	320,583	420,626	161,956	2,194	10,567	72,594	662,414
VIP Growth Portfolio - Initial Class	476,316	628,032	254,116	7,195	18,008	118,186	986,426
VIP High Income Portfolio - Initial Class	9,138	12,075	4,357	4	(45)	1,191	18,002
VIP Investment Grade Bond II Portfolio - Initial Class	62,480	24,110	85,927	13	(282)	(381)	-
VIP Mid Cap Portfolio - Initial Class	73,005	100,709	39,090	1,388	2,382	14,660	151,666
VIP Overseas Portfolio - Initial Class	936,443	1,218,674	434,939	3,660	28,871	150,958	1,900,007
VIP Value Portfolio - Initial Class	162,674	233,197	88,668	3,604	4,744	24,365	336,312
VIP Value Strategies Portfolio - Initial Class	80,505	116,839	45,148	1,159	2,725	11,521	166,442
	3,377,716	4,424,276	1,886,738	30,102	79,803	666,390	6,661,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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